UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th floor	1250 Connecticut Avenue, N.W., Suite 500
New York, NY 10022	Washington, DC 20036-2652

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2016

Date of reporting period: August 31, 2016

Item 1. Schedule of Investments

Schedule of Investments	August 31, 2016 (Unaudited)

Global X MLP ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — 99.9%
Oil & Gas — 99.9%
Boardwalk Pipeline Partners	376,669	$6,113,338
Buckeye Partners	267,907	18,823,146
DCP Midstream Partners	273,925	8,976,522
Enbridge Energy Partners(A)	602,006	14,002,659
Energy Transfer Partners	699,224	27,927,007
EnLink Midstream Partners(A)	458,898	8,099,550
Enterprise Products Partners	1,152,352	30,422,093
Equities Midstream Partners	177,447	13,949,109
Genesis Energy	303,465	10,861,012
Magellan Midstream Partners	358,137	25,187,775
MPLX	456,946	15,138,621
NuStar Energy	225,999	10,847,952
ONEOK Partners	368,312	14,272,090
Phillips 66 Partners	130,078	6,434,959
Plains All American Pipeline	751,325	21,082,179
Shell Midstream Partners	267,151	8,140,091
Spectra Energy Partners	217,963	9,945,652
Sunoco Logistics Partners	489,898	14,500,981
TC PipeLines	147,803	7,761,135
Tesoro Logistics	206,063	9,882,781
Western Gas Partners	236,515	11,901,435
Williams Partners	441,389	16,816,921
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $258,794,949)		311,087,008

REPURCHASE AGREEMENT — 0.6%
Deutsche Bank
0.33%, dated 08/31/16, to be repurchased on 09/01/16 repurchase price $1,856,267 (collateralized by U.S. Treasury Obligations, par value $1,849,493, 1.625%, 11/30/20, with a total market value of $1,893,315)(B)
(Cost $1,856,250)	$1,856,250	1,856,250
TOTAL INVESTMENTS — 100.5%
(Cost $260,651,199)†		$312,943,258

Percentages are based on Net Assets of $311,497,788.

(A)	This security or a partial position of this security is on loan at August 31, 2016. The total value of securities on loan at August 31, 2016 was $1,802,493.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of August 31, 2016 was $1,856,250.
†	At August 31, 2016, the tax basis cost of the Fund's investments was $260,651,199, and the unrealized appreciation and depreciation were $54,327,902 and $(2,035,843), respectively.

As of August 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

Schedule of Investments	August 31, 2016 (Unaudited)

Global X MLP ETF

As of August 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Junior MLP ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 99.8%
BERMUDA— 2.9%
Oil & Gas — 2.9%
Teekay LNG Partners	16,759	$216,694
UNITED STATES— 96.9%
Oil & Gas — 96.9%
Alliance Holdings GP	9,465	237,193
Alliance Resource Partners	13,488	275,020
Alon USA Partners	3,407	39,828
Antero Midstream Partners	20,500	564,980
Archrock Partners	11,445	172,133
Black Stone Minerals	22,764	368,777
Calumet Specialty Products Partners	17,870	99,536
Cheniere Energy Partners	11,101	299,283
Columbia Pipeline Partners	16,957	230,106
Crestwood Equity Partners	15,731	327,205
CVR Refining Partners	13,486	92,919
Dominion Midstream Partners	6,391	162,715
Enable Midstream Partners	9,223	130,137
Ferrellgas Partners	18,322	369,738
Global Partners	8,831	133,878
Holly Energy Partners	11,112	361,473
Martin Midstream Partners	8,383	166,151
NGL Energy Partners	26,197	475,214
NuStar GP Holdings	10,791	262,113
Rice Midstream Partners	13,135	300,266
Rose Rock Midstream	5,125	128,740
1Suburban Propane Partners	19,092	632,900
Summit Midstream Partners	10,164	254,303
Tallgrass Energy Partners	10,477	482,780
Transmontaigne Partners	4,006	167,771
USA Compression Partners	2,373	39,178
Valero Energy Partners	6,561	274,840
Western Refining Logistics	4,837	115,508
TOTAL UNITED STATES		7,164,685
TOTAL INVESTMENTS — 99.8%
(Cost $7,445,878)†		$7,381,379

Percentages are based on Net Assets of $7,395,224.

†	At August 31, 2016, the tax basis cost of the Fund's investments was $7,445,878, and the unrealized appreciation and depreciation were $970,320 and $(1,034,819), respectively.

As of August 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Junior MLP ETF

For the period ended August 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of August 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2016 (Unaudited)

Global X MLP & Energy Infrastructure ETF

	Shares	Value
COMMON STOCK — 76.0%
Oil & Gas — 76.0%
Cheniere Energy *	102,978	$4,417,756
Cheniere Energy Partners Holdings	62,685	1,265,610
Enbridge	211,309	8,344,592
Enbridge Energy Management *	146,514	3,334,654
EnLink Midstream	130,785	2,177,570
EQT	91,929	6,572,924
Kinder Morgan	424,436	9,273,927
ONEOK	93,251	4,372,539
Plains GP Holdings, Cl A	387,879	4,414,063
SemGroup, Cl A	111,620	3,471,382
Spectra Energy	221,017	7,872,626
Tallgrass Energy GP, Cl A	60,294	1,403,041
TransCanada	189,630	8,618,684
Williams	275,699	7,703,030
TOTAL COMMON STOCK
(Cost $77,693,994)		73,242,398

MASTER LIMITED PARTNERSHIPS — 23.8%
Oil & Gas — 23.8%
Antero Midstream Partners	10,524	290,041
Boardwalk Pipeline Partners	19,665	319,163
Buckeye Partners	20,023	1,406,816
DCP Midstream Partners	14,339	469,889
Enable Midstream Partners	4,281	60,405
Energy Transfer Partners	77,417	3,092,035
EnLink Midstream Partners	23,042	406,691
Enterprise Products Partners	159,150	4,201,560
Equities Midstream Partners	8,833	694,362
Genesis Energy	15,278	546,800
Magellan Midstream Partners	34,890	2,453,814
MPLX	38,957	1,290,645
NuStar Energy	11,373	545,904
ONEOK Partners	26,233	1,016,529
Phillips 66 Partners	6,512	322,149
Plains All American Pipeline	60,148	1,687,753
Shell Midstream Partners	13,415	408,755
Spectra Energy Partners	10,964	500,287
Tallgrass Energy Partners	6,050	278,784
TC PipeLines	7,599	399,024
Tesoro Logistics	10,366	497,153
Western Gas Partners	11,914	599,512
Williams Partners	38,142	1,453,210

Schedule of Investments	August 31, 2016 (Unaudited)

Global X MLP & Energy Infrastructure ETF

Value

MASTER LIMITED PARTNERSHIPS — continued
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $21,796,784)	$22,941,281
TOTAL INVESTMENTS — 99.8%
(Cost $99,490,778)†	$96,183,679

Percentages are based on Net Assets of $96,338,114.

*	Non-income producing security.
†	At August 31, 2016, the tax basis cost of the Fund's investments was $99,490,778, and the unrealized appreciation and depreciation were $7,219,688 and $(10,526,787), respectively.

Cl — Class

As of August 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of August 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2016 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 34.9%
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	4,722	$61,386
Global X SuperDividend REIT ETF (A)	67,163	1,027,595
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,035,883)		1,088,981

REGISTERED INVESTMENT COMPANIES — 30.1%
BlackRock Global Opportunities Equity Trust	5,020	61,093
BlackRock Income Trust	9,361	61,783
Brookfield Mortgage Opportunity Income Fund	4,147	63,034
Brookfield Total Return Fund	2,854	65,242
Eaton Vance Risk-Managed Diversified Equity Income Fund	6,355	61,707
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	5,704	62,288
Morgan Stanley Emerging Markets Domestic Debt Fund	8,813	70,063
Nuveen Mortgage Opportunity Term Fund	2,675	64,869
Stone Harbor Emerging Markets Income Fund	5,360	85,171
Templeton Emerging Markets Income Fund	6,157	67,912
Voya Global Equity Dividend and Premium Opportunity Fund	8,949	65,059
Western Asset Emerging Markets Debt Fund	4,544	75,203
Western Asset Emerging Markets Income Fund	6,272	73,884
Western Asset Mortgage Defined Opportunity Fund	2,558	63,055
TOTAL REGISTERED INVESTMENT COMPANIES
(Cost $923,200)		940,363

COMMON STOCK — 28.2%
Financials — 20.1%
American Capital *	2,743	46,329
Apollo Investment	6,642	40,715
Ares Capital	2,471	39,931
BlackRock Capital Investment	4,006	34,932
Fifth Street Finance	5,877	36,849
Hercules Capital	3,544	48,411
Main Street Capital	1,350	46,386
Medley Capital	5,069	38,322
New Mountain Finance	2,616	37,304
PennantPark Investment	5,715	45,549
Prospect Capital	5,073	43,679
Solar Capital	2,246	46,133
TCP Capital	2,629	43,457
TICC Capital	5,694	36,328
Triangle Capital	2,183	43,922
		628,247
Industrials — 0.9%
Macquarie Infrastructure	361	28,858

Schedule of Investments	August 31, 2016 (Unaudited)

Global X SuperDividend® Alternatives ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 7.2%
CenterPoint Energy	1,487	$33,413
Duke Energy	369	29,395
Empire District Electric	1,206	40,787
Entergy	410	32,062
FirstEnergy	858	28,082
PPL	809	28,137
Southern	604	31,003
		222,879
TOTAL COMMON STOCK
(Cost $832,432)		879,984

MASTER LIMITED PARTNERSHIPS — 6.4%
Oil & Gas — 6.4%
Alliance Holdings GP	917	22,980
Alliance Resource Partners	1,271	25,915
Archrock Partners	1,716	25,809
CVR Refining Partners	1,431	9,860
DCP Midstream Partners	1,174	38,471
Ferrellgas Partners	1,399	28,232
Martin Midstream Partners	1,084	21,485
Suburban Propane Partners	858	28,443
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $213,920)		201,195

TOTAL INVESTMENTS — 99.6%
(Cost $3,005,435)†		$3,110,523

Percentages are based on Net Assets of $3,121,583.

(A)	Affiliated investment.
*	Non-income producing security.
†	At August 31, 2016, the tax basis cost of the Fund's investments was $3,005,435, and the unrealized appreciation and depreciation were $160,758 and $(55,670), respectively.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of August 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of August 31, 2016, there were no Level 3 investments.

Schedule of Investments	August 31, 2016 (Unaudited)

Global X SuperDividend® Alternatives ETF

The following is a summary of the transactions with affiliates for the period ended August 31, 2016:

Value at 11/30/2015	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation	Realized Gain	Value at 08/31/16	Dividend Income
Global X Supper Dividend® REIT ETF
$444,917	$510,495	$(4,235)	$76,380	$38	$1,027,595	$34,317

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

GLX-QH-005-0900

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 1.2%
Consumer Goods — 1.2%
Bellamy's Australia	562	$5,575
Blackmores	146	13,538
TOTAL AUSTRALIA		19,113

CANADA— 6.2%
Consumer Goods — 6.2%
Gildan Activewear	1,506	44,317
Lululemon Athletica *	708	54,169
TOTAL CANADA		98,486

CHINA— 4.2%
Consumer Goods — 4.2%
ANTA Sports Products	18,622	50,416
Li Ning *	10,020	6,808
Xtep International Holdings	18,554	9,592
TOTAL CHINA		66,816

FINLAND— 1.9%
Consumer Goods — 1.9%
Amer Sports	998	30,011

FRANCE— 3.1%
Consumer Goods — 3.1%
Danone	654	49,611

GERMANY— 4.1%
Consumer Goods — 4.1%
adidas	390	64,699

HONG KONG— 4.1%
Consumer Goods — 3.5%
Yue Yuen Industrial Holdings	12,982	55,230
Consumer Services — 0.6%
China Dongxiang Group	46,622	9,376
TOTAL HONG KONG		64,606

IRELAND— 2.8%
Consumer Goods — 2.8%
Glanbia	2,336	44,411

JAPAN— 12.7%
Consumer Goods — 11.7%
ABC-Mart	686	43,109
Ariake Japan	276	13,062
Asics	1,684	34,141
Goldwin	114	5,896
Shimano	290	42,168
Xebio Holdings	278	4,222

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Yakult Honsha	956	$42,192
		184,790
Health Care — 1.0%
Tsumura	596	15,696
TOTAL JAPAN		200,486

SOUTH KOREA— 1.2%
Consumer Goods — 1.0%
Fila Korea	52	4,687
Youngone	374	11,220
		15,907
Health Care — 0.2%
InBody	116	3,537
TOTAL SOUTH KOREA		19,444

TAIWAN— 7.0%
Consumer Goods — 7.0%
Feng TAY Enterprise	5,625	26,767
Giant Manufacturing	3,116	20,082
Merida Industry	2,518	10,277
Pou Chen	24,816	35,976
Standard Foods	7,410	18,286
TOTAL TAIWAN		111,388

UNITED KINGDOM— 3.0%
Consumer Goods — 1.8%
JD Sports Fashion	1,640	27,751
Consumer Services — 1.2%
Sports Direct International *	5,040	19,625
TOTAL UNITED KINGDOM		47,376

UNITED STATES— 48.2%
Consumer Goods — 32.2%
Calavo Growers	82	4,834
Cal-Maine Foods	368	16,906
Columbia Sportswear	584	32,803
Dick's Sporting Goods	758	44,419
Fitbit, Cl A *	1,162	17,988
GNC Holdings, Cl A	588	12,366
Hain Celestial Group *	868	31,899
Herbalife *	780	47,385
Nautilus *	252	5,869
NIKE, Cl B	770	44,383
Nu Skin Enterprises, Cl A	472	27,319
Nutrisystem	216	6,225
Sanderson Farms	190	18,284

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Health & Wellness Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Sportsman's Warehouse Holdings *	408	$4,182
Sprouts Farmers Market *	1,268	28,568
Under Armour, Cl A *	1,064	42,166
USANA Health Sciences *	100	13,674
VF	716	44,428
Vitamin Shoppe *	154	4,269
WhiteWave Foods, Cl A *	1,148	63,633
		511,600
Consumer Services — 10.1%
Finish Line, Cl A	230	5,536
Foot Locker	746	48,967
Hibbett Sports *	132	5,065
MINDBODY, Cl A *	328	5,691
Planet Fitness, Cl A *	290	6,279
United Natural Foods *	424	19,334
WebMD Health, Cl A *	320	16,502
Weight Watchers International *	296	3,111
Whole Foods Market	1,480	44,963
Zumiez *	252	4,208
		159,656
Health Care — 5.9%
DexCom *	686	62,487
iKang Healthcare Group ADR *	554	10,216
Prestige Brands Holdings *	444	21,370
		94,073
TOTAL UNITED STATES		765,329
TOTAL INVESTMENTS — 99.7%
(Cost $1,512,418)†		$1,581,776

Percentages are based on Net Assets of $1,587,301.

*	Non-income producing security.
†	At August 31, 2016, the tax basis cost of the Fund's investments was $1,512,418, and the unrealized appreciation and depreciation were $138,353 and $(68,995), respectively.

ADR — American Depositary Receipt
Cl — Class

As of August 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of August 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 1.3%
Health Care — 1.3%
Cochlear	124	$13,131
Regis Healthcare	1,170	4,027
Sirtex Medical	190	4,788
TOTAL AUSTRALIA		21,946

BELGIUM— 0.3%
Health Care — 0.3%
Ion Beam Applications	110	4,962

DENMARK— 5.7%
Health Care — 5.7%
Genmab *	130	20,737
GN Store Nord	228	4,889
H Lundbeck	428	17,075
Novo Nordisk, Cl B	816	38,183
William Demant Holding *	590	12,307
TOTAL DENMARK		93,191

FRANCE— 1.8%
Health Care — 1.8%
BioMerieux	86	13,060
Korian	148	5,289
Orpea	130	11,272
TOTAL FRANCE		29,621

GERMANY— 2.8%
Health Care — 2.8%
Fresenius Medical Care & KGaA	514	45,418

HONG KONG— 0.4%
Communications — 0.1%
Huayi Tencent Entertainment	38,370	2,177
Health Care — 0.3%
Luye Pharma Group *	6,270	3,985
TOTAL HONG KONG		6,162

IRELAND— 0.9%
Health Care — 0.9%
Alkermes *	328	14,357

ITALY— 0.3%
Health Care — 0.3%
Amplifon	530	5,563

JAPAN— 3.4%
Health Care — 3.4%
Kissei Pharmaceutical	182	4,381

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Miraca Holdings	106	$5,027
Mochida Pharmaceutical	58	4,009
Nipro	458	5,703
Terumo	826	32,142
Toho Holdings	194	3,772
TOTAL JAPAN		55,034

NEW ZEALAND— 0.3%
Health Care — 0.3%
Ryman Healthcare	766	5,335

SOUTH KOREA— 1.7%
Health Care — 1.7%
Celltrion	252	24,138
ViroMed *	36	3,816
TOTAL SOUTH KOREA		27,954

SWEDEN— 0.6%
Health Care — 0.6%
Attendo (A)	466	4,619
Elekta, Cl B	628	5,360
TOTAL SWEDEN		9,979

SWITZERLAND— 2.4%
Health Care — 2.4%
Sonova Holding	144	19,946
Straumann Holding	34	13,201
Ypsomed Holding	30	5,557
TOTAL SWITZERLAND		38,704

TAIWAN— 0.5%
Health Care — 0.5%
Ginko International	440	4,313
OBI Pharma *	356	4,454
TOTAL TAIWAN		8,767

UNITED KINGDOM— 2.1%
Health Care — 2.1%
McCarthy & Stone (A)	1,278	3,420
Smith & Nephew	1,946	31,323
TOTAL UNITED KINGDOM		34,743

UNITED STATES— 75.3%
Health Care — 63.7%
AbbVie	764	48,972
ABIOMED *	92	10,850
ACADIA Pharmaceuticals *	244	7,840

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Align Technology *	174	$16,165
Amedisys *	92	4,428
Amgen	284	48,297
Ariad Pharmaceuticals *	642	6,638
Axovant Sciences *	370	6,072
Becton Dickinson	286	50,682
Biogen Idec *	170	51,957
Bluebird Bio *	90	4,441
Boston Scientific *	2,340	55,740
Brookdale Senior Living *	248	4,268
Celgene *	424	45,258
DaVita HealthCare Partners *	456	29,471
DENTSPLY SIRONA	526	32,328
DexCom *	182	16,578
Diplomat Pharmacy *	152	4,756
Eagle Pharmaceuticals *	122	7,290
Edwards Lifesciences *	428	49,288
Ensign Group	196	3,683
Envision Healthcare Holdings *	406	8,713
FibroGen *	222	3,843
Halozyme Therapeutics *	380	3,724
Incyte *	406	32,927
Insulet *	134	5,672
Insys Therapeutics *	318	4,538
Integer Holdings *	128	3,098
Integra LifeSciences Holdings *	68	5,877
Intra-Cellular Therapies, Cl A *	128	5,164
Ionis Pharmaceuticals *	262	7,768
Juno Therapeutics *	230	6,803
Kindred Healthcare	342	3,776
Kite Pharma *	90	5,186
Lexicon Pharmaceuticals *	320	4,442
LivaNova *	82	4,922
Medivation *	356	28,679
Medtronic	590	51,348
Myriad Genetics *	116	2,362
Natus Medical *	146	5,681
Novocure *	294	2,258
NuVasive *	90	5,892
Puma Biotechnology *	142	8,399
Quest Diagnostics	308	25,509
Radius Health *	124	6,800
Regeneron Pharmaceuticals *	112	43,966
Sage Therapeutics *	124	4,609
Seattle Genetics *	304	13,543

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Longevity Thematic ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
St. Jude Medical	616	$47,999
Stryker	414	47,883
TESARO *	104	8,808
Varian Medical Systems *	208	19,995
Vertex Pharmaceuticals *	536	50,657
Wright Medical Group *	240	5,942
Zimmer Biomet Holdings	400	51,845
ZIOPHARM Oncology *	530	2,687
		1,046,317
Real Estate Investment Trusts — 11.6%
Care Capital Properties	172	5,158
HCP	1,014	39,881
LTC Properties	98	5,088
National Health Investors	66	5,298
Omega Healthcare Investors	408	14,770
Sabra Health Care	226	5,758
Senior Housing Properties Trust	516	11,527
Ventas	720	52,323
Welltower	652	50,041
		189,844
TOTAL UNITED STATES		1,236,161
TOTAL INVESTMENTS — 99.8%
(Cost $1,531,925)†		$1,637,897

Percentages are based on Net Assets of $1,640,919.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of August 31, 2016 was $8,039 and represents 0.5% of Net Assets.
†	At August 31, 2016, the tax basis cost of the Fund's investments was $1,531,925, and the unrealized appreciation and depreciation were $134,853 and $(28,881), respectively.

Cl — Class

As of August 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of August 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — 99.9%
CANADA— 2.0%
Consumer Goods — 2.0%
Lululemon Athletica *	844	$64,574
UNITED STATES— 97.9%
Consumer Goods — 15.3%
Carter's	88	8,386
Columbia Sportswear	152	8,538
Dick's Sporting Goods	200	11,720
DSW, Cl A	344	8,239
Etsy *	1,048	14,106
Fitbit, Cl A *	536	8,297
Francesca's Holdings *	500	6,825
GNC Holdings, Cl A	280	5,888
GoPro, Cl A *	668	9,786
Hasbro	828	67,681
Kate Spade *	376	7,016
Michael Kors Holdings *	1,188	58,153
NIKE, Cl B	1,544	88,995
Sprouts Farmers Market *	324	7,300
Under Armour, Cl A *	1,216	48,190
VF	1,432	88,856
Vitamin Shoppe *	308	8,538
Wayfair, Cl A *	216	8,318
WhiteWave Foods, Cl A *	232	12,860
Zynga, Cl A *	3,764	10,276
		487,968
Consumer Services — 47.0%
Amazon.com *	148	113,835
Avis Budget Group *	400	14,452
Bankrate *	968	7,589
Bright Horizons Family Solutions *	140	9,542
CarMax *	1,292	76,163
Children's Place Retail Stores	112	9,117
Chipotle Mexican Grill, Cl A *	196	81,091
Costco Wholesale	600	97,254
eBay *	3,644	117,192
El Pollo Loco Holdings *	640	8,717
Expedia	840	91,661
Groupon, Cl A *	2,000	10,660
GrubHub *	360	14,605
Home Depot	680	91,202
L Brands	1,116	85,050
Live Nation Entertainment *	416	11,116
Lowe's	1,188	90,953

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
MINDBODY, Cl A *	656	$11,382
Netflix *	824	80,299
Pandora Media *	1,064	14,896
Panera Bread, Cl A *	44	9,555
Planet Fitness, Cl A *	584	12,644
priceline.com *	68	96,337
Square, Cl A *	640	7,802
Starbucks	1,520	85,469
TripAdvisor *	880	53,680
Walt Disney	932	88,036
WebMD Health, Cl A *	148	7,632
Whole Foods Market	2,152	65,378
Yelp, Cl A *	436	16,777
Zillow Group, Cl A *	400	13,532
Zoe's Kitchen *	240	6,535
		1,500,153
Financials — 1.1%
LendingClub *	1,256	6,795
LendingTree *	96	9,312
Nelnet, Cl A	228	8,071
SLM *	1,380	10,233
		34,411
Industrials — 5.7%
Fiserv *	920	94,806
PayPal Holdings *	2,380	88,417
		183,223
Real Estate Investment Trusts — 8.4%
American Campus Communities	204	10,222
AvalonBay Communities	508	88,905
Camden Property Trust	112	9,830
Education Realty Trust	228	10,331
Equity Residential	1,296	84,072
UDR	1,772	64,111
		267,471
Technology — 20.4%
Alphabet, Cl A *	120	94,782
Apple	836	88,700
Facebook, Cl A *	836	105,436
IAC	192	11,272
Intuit	892	99,413
LinkedIn, Cl A *	772	148,804
Match Group *	812	13,146

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Millennials Thematic ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Twitter *	4,628	$88,904
		650,457
TOTAL UNITED STATES		3,123,683
TOTAL INVESTMENTS — 99.9%
(Cost $3,031,757)†		$3,188,257

Percentages are based on Net Assets of $3,191,165.

*	Non-income producing security.
†	At August 31, 2016, the tax basis cost of the Fund's investments was $3,031,757, and the unrealized appreciation and depreciation were $211,640 and $(55,140), respectively.

Cl — Class

As of August 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of August 31, 2016, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Conscious Companies ETF‡

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Basic Materials — 1.8%
Praxair	2,345	$286,184
Sonoco Products	5,402	278,419
		564,603
Consumer Goods — 17.3%
Autoliv	2,644	280,740
BorgWarner	8,345	286,984
Campbell Soup	4,411	267,836
Clorox	2,039	267,191
Coca-Cola	6,092	264,576
Coca-Cola European Partners	7,228	277,916
Colgate-Palmolive	3,693	274,538
Ford Motor	19,921	251,005
Harley-Davidson	5,498	289,744
Hasbro	3,428	280,205
JM Smucker	1,801	255,364
Kimberly-Clark	2,047	262,139
Molson Coors Brewing, Cl B	2,710	277,287
NIKE, Cl B	4,858	280,015
PepsiCo	2,524	269,437
Pool	2,747	277,090
Procter & Gamble	3,215	280,701
PVH	2,762	297,633
VF	4,418	274,137
WABCO Holdings *	2,820	301,063
		5,515,601
Consumer Services — 17.7%
Advance Auto Parts	1,660	261,251
Alaska Air Group	4,266	288,083
Bed Bath & Beyond	6,195	287,262
Brinker International	5,705	306,416
Buffalo Wild Wings *	1,958	317,587
Cheesecake Factory	5,216	268,155
Chipotle Mexican Grill, Cl A *	630	260,650
Choice Hotels International	5,691	275,957
Copart *	5,472	279,181
Costco Wholesale	1,645	266,638
Home Depot	2,017	270,520
Marriott International, Cl A	3,867	275,833
Nordstrom	6,803	343,280
priceline.com *	210	297,513
Ross Stores	4,595	285,993
Starbucks	4,831	271,647

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Conscious Companies ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Target	3,713	$260,615
Tiffany	4,445	317,240
Walt Disney	2,820	266,377
Whole Foods Market	8,171	248,235
		5,648,433
Financials — 10.8%
American Express	4,287	281,141
Erie Indemnity, Cl A	2,821	287,827
Jones Lang LaSalle	2,538	296,312
M&T Bank	2,407	284,820
Mastercard, Cl A	2,943	284,382
Moody's	2,617	284,442
PNC Financial Services Group	3,327	299,763
Principal Financial Group	6,169	302,712
T Rowe Price Group	3,718	258,550
US Bancorp	6,532	288,388
Visa, Cl A	3,487	282,098
Wells Fargo	5,757	292,456
		3,442,891
Health Care — 7.5%
AbbVie	4,319	276,848
Becton Dickinson	1,587	281,232
Bristol-Myers Squibb	3,641	208,957
Gilead Sciences	3,184	249,562
Johnson & Johnson	2,204	263,025
Medtronic	3,164	275,363
Merck	4,685	294,172
Pfizer	7,574	263,575
Waters *	1,845	290,237
		2,402,971
Industrials — 19.3%
3M	1,527	273,699
Agilent Technologies	5,917	277,981
Ball	3,894	308,366
CSX	9,676	273,637
Cummins	2,354	295,685
Dover	3,867	280,358
Emerson Electric	5,000	263,400
Expeditors International of Washington	5,505	278,828
FedEx	1,714	282,690
Fluor	5,245	272,216
General Electric	8,595	268,508
Graco	3,735	275,157

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Conscious Companies ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
IDEX	3,157	$294,990
Lincoln Electric Holdings	4,477	284,558
ManpowerGroup	3,915	279,766
Mettler-Toledo International *	712	286,986
Norfolk Southern	3,025	284,047
Rockwell Automation	2,325	269,537
Sherwin-Williams	939	266,404
Union Pacific	2,968	283,533
United Parcel Service, Cl B	2,518	275,016
WW Grainger	1,265	291,785
		6,167,147
Oil & Gas — 6.0%
Chevron	2,639	265,431
EOG Resources	3,403	301,131
First Solar *	5,726	216,557
Hess	5,091	276,441
Phillips 66	3,690	289,481
Schlumberger	3,404	268,916
Valero Energy	5,595	309,683
		1,927,640
Real Estate Investment Trusts — 0.8%
Simon Property Group	1,234	265,890
Technology — 14.5%
Alphabet, Cl A *	363	286,716
Apple	2,793	296,337
Applied Materials	10,451	311,859
Cisco Systems	8,973	282,111
Cognizant Technology Solutions, Cl A *	4,721	271,174
Facebook, Cl A *	2,311	291,463
Intel	8,023	287,945
International Business Machines	1,718	272,956
Intuit	2,416	269,263
MAXIMUS	4,617	271,572
NVIDIA	5,041	309,215
Plantronics	5,815	294,530
QUALCOMM	4,551	287,032
Seagate Technology	8,727	294,449
Syntel *	6,345	292,949
Xilinx	5,745	311,436
		4,631,007
Telecommunications — 1.6%
AT&T	6,392	261,305
Verizon Communications	4,912	257,045
		518,350

Schedule of Investments	August 31, 2016 (Unaudited)

Global X Conscious Companies ETF‡

	Shares	Value
COMMON STOCK — continued
Utilities — 2.5%
Consolidated Edison	3,428	$257,956
National Fuel Gas	4,916	280,507
WEC Energy Group	4,254	254,730
		793,193
TOTAL UNITED STATES		31,877,726
TOTAL INVESTMENTS — 99.8%
(Cost $31,367,503)†		$31,877,726

Percentages are based on Net Assets of $31,935,145.

*	Non-income producing security.
†	At August 31, 2016, the tax basis cost of the Fund's investments was $31,367,503, and the unrealized appreciation and depreciation were $1,114,936 and $(604,713), respectively.
‡	Commenced operations of July 11, 2016.

Cl — Class

As of August 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of August 31, 2016, there were no Level 3 investments.

For information on the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent annual or semi-annual financial statements.

GLX-QH-008-0100

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act, (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: October 28, 2016

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: October 28, 2016

* Print the name and title of each signing officer under his or her signature.